- Revenue from External Customers by Geographic Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Segment Reporting [Abstract]
Number of customers that comprised more than 10% of total revenue	1	0	0
Segment Reporting Information [Line Items]
Total Revenue	$ 904	$ 932	$ 1,309
Total Revenue Rate	100.00%	100.00%	100.00%
North America
Segment Reporting Information [Line Items]
Total Revenue	$ 599	$ 540	$ 659
Total Revenue Rate	66.20%	58.00%	50.30%
EMEA
Segment Reporting Information [Line Items]
Total Revenue	$ 222	$ 278	$ 461
Total Revenue Rate	24.60%	29.80%	35.20%
Latin America
Segment Reporting Information [Line Items]
Total Revenue	$ 7	$ 15	$ 35
Total Revenue Rate	0.80%	1.60%	2.70%
Asia Pacific
Segment Reporting Information [Line Items]
Total Revenue	$ 76	$ 99	$ 154
Total Revenue Rate	8.40%	10.60%	11.80%